Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Capitalized leases	265	239
Total long-term debt and capital lease obligations	69,843	64,753
Current maturities of long-term debt	(3,485)	(3,453)
Long-term debt and capital lease obligations (noncurrent)	66,358	61,300
Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	71,113	64,468
Unamortized (discount) premium - net	(1,535)	46
Total notes and debentures	69,578	64,514
Notes And Debentures Maturing Two Zero One Two Two Zero Two Two [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	0.80%	0.80%
Notes and debentures interest rates, Maximum	2.99%	2.99%
Debt instrument, maturity date range, start	Dec. 31, 2013	Dec. 31, 2012
Debt instrument, maturity date range, end	Dec. 31, 2022	Dec. 31, 2022
Notes And Debentures Maturing Two Zero One Two Two Zero Two Two [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	13,969	5,500
Notes And Debentures Maturing Two Zero One Two Two Zero Four Five [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	3.00%	3.00%
Notes and debentures interest rates, Maximum	4.99%	4.99%
Debt instrument, maturity date range, start	Dec. 31, 2013	Dec. 31, 2012
Debt instrument, maturity date range, end	Dec. 31, 2045	Dec. 31, 2045
Notes And Debentures Maturing Two Zero One Two Two Zero Four Five [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	14,590	8,659
Notes And Debentures Maturing Two Zero One Two Two Zero Nine Five [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	5.00%	5.00%
Notes and debentures interest rates, Maximum	6.99%	6.99%
Debt instrument, maturity date range, start	Dec. 31, 2013	Dec. 31, 2012
Debt instrument, maturity date range, end	Dec. 31, 2095	Dec. 31, 2095
Notes And Debentures Maturing Two Zero One Two Two Zero Nine Five [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	35,226	41,390
Notes And Debentures Maturing Two Zero One Two Two Zero Nine Seven [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	7.00%	7.00%
Notes and debentures interest rates, Maximum	9.10%	9.10%
Debt instrument, maturity date range, start	Dec. 31, 2013	Dec. 31, 2012
Debt instrument, maturity date range, end	Dec. 31, 2097	Dec. 31, 2097
Notes And Debentures Maturing Two Zero One Two Two Zero Nine Seven [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	7,059	8,471
Other Debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	2	3
Fair value of interest rate swaps recorded in debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	267	445